Filed with the Securities and Exchange Commission on June 22, 2007

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 245	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 247	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Eric M. Banhazl
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 28, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE AMERICAN TRUST ALLEGIANCE FUND
A series of Advisors Series Trust (the “Trust”)

One Court Street
Lebanon, New Hampshire 03766
www.allegiancefund.com
Trading Symbol: ATAFX

The American Trust Allegiance Fund (the “Fund”) is a mutual fund with the investment objective of capital appreciation. The Fund attempts to achieve its objective by investing in equity securities.

The Fund’s investment advisor is American Trust Investment Advisors, LLC (the “Advisor”).

This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and kept for future reference.

Please see the Fund’s Privacy Notice on the inside back cover.

Prospectus dated June 28, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

 Table of Contents

Investment Objective, Strategies and Related Risks	3

Fund Performance	5

Fees and Expenses	6

Portfolio Holdings Information	7

Investment Advisor	7

Shareholder Information	8

How to Purchase Shares of the Fund	9

How to Redeem Your Shares	12

Tools to Combat Frequent Transactions	14

Distributions and Taxes	16

Financial Highlights	18

PRIVACY NOTICE	Inside back cover

2

Investment Objective, Strategies and Related Risks

What is the Fund’s Investment Objective?

The investment objective of the Fund is to seek capital appreciation.

How does the Fund Seek to Achieve its Investment Objective?

The Advisor selects stocks for the Fund’s portfolio that it expects will appreciate in value over the long term.  The Advisor uses a “bottom up” approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market.  It focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet.  The Advisor purchases the securities of a company with the intention of holding them for a minimum of three years, subject to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company’s valuation or competitive position.  Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better.  Normally, the companies in which the Fund invests represent the eight major economic or market sectors: consumer discretion, consumer staples, energy, financial services, technology, utilities, telecommunications, and materials.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries.  While the Fund may invest in a company that conducts operations in one of these areas, the Fund will not invest in such a company unless current revenues from these industries represent less than 5% of the total revenues of the company.  The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund’s portfolio will generally consist predominantly of large- and mid-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the Fund’s portfolio.  A small-capitalization stock is considered to be one which has a market capitalization of less than $1 billion at the time of investment; a mid-capitalization stock is considered to be one which has a market capitalization of between $1 billion and $10 billion at the time of investment; and a large-capitalization stock is considered to be one which has a market capitalization of more than $10 billion at the time of investment.

The Fund’s portfolio turnover rate may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets or individual issues or circumstances warrant such action.  Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate (100% or more) in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  The Fund’s annual portfolio turnover rate is noted in the Financial Highlights section of this Prospectus.

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There is, of course, no assurance that the Fund’s objective will be achieved.  Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other Securities the Fund might Purchase

Under normal market conditions, the Fund will invest at least 85% of its total assets in common stocks.  If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

If the Fund takes a defensive posture, the Fund may not reach its investment objective.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.  To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Principal Risks of Investing in the Fund

The risk exists that you could lose money on your investment in the Fund.  The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return are discussed below.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

Socially Responsible Investing Policy Risk. The Fund’s portfolio is subject to social investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

4

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s performance has varied from year to year.  The table illustrates the Fund’s average annual total return over time compared with a broad-based market index. Past performance is no guarantee of future results.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

* The Fund’s year-to-date total return as of March 31, 2007 was 2.24%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 31.09% for the quarter ended December 31, 1999, and the lowest quarterly return was -23.03% for the quarter ended March 31, 2001.

Average Annual Total Return as of December 31, 2006

			Since
	1 Year	5 Years	Inception (1)
American Trust Allegiance Fund
Return Before Taxes	9.30%	5.22%	7.12%
Return After Taxes on Distributions (2)	9.29%	5.22%	6.96%
Return After Taxes on Distributions and Sale of Fund Shares (2)	6.06%	4.50%	6.23%
S&P 500 Composite Stock Price Index(3)	15.79%	6.19%	7.55%
________________________
(1)	The inception date of the Fund was March 11, 1997.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

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(3)
The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

Fees and Expenses

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.  There are two types of expenses involved: shareholder transaction expenses (such as sales loads) and annual operating expenses (such as investment advisory fees).  The Fund is a no-load mutual fund that has no shareholder transaction expenses, including no redemption fees.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fees (as a percentage of amount redeemed)(1)	None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fees	0.95%
Other Expenses	0.95%
Acquired Fund Fees and Expenses (“AFFE”)(2)	0.06%
Total Annual Fund Operating Expenses	1.96%
Fee Reduction and/or Expense Reimbursements (3)	-0.45%
Net Annual Fund Operating Expenses	1.51%

(1)	U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”) charges a $15 fee for wire redemptions.
(2)
The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of expenses to average net assets provided in the Fund’s financial statements.  The Fund’s financial statements reflect the operating expenses of the Fund and do not include AFFE.  Without AFFE, the Net Annual Fund Operating Expenses for the Fund would have been 1.45%.

(3)
The Advisor has contractually agreed to waive its fees and/or absorb Fund expenses, until such contractual arrangement is terminated by the Trust’s Board of Trustees (the “Board”), to ensure that the Fund’s net annual fund operating expenses (excluding interest and tax expenses) will not exceed 1.45%.  The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund’s expenses are less than the limit agreed to by the Fund.  The Advisor is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.  This contract’s term is indefinite and may be terminated only by the Board.  Without the expense cap agreement, the total annual fund operating expenses would have been 1.96%.

Expense Example

This Example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It is based on the net annual fund operating expenses shown above, and it assumes that these expenses will remain the same over the time periods shown.  It also assumes that you make a single $10,000 investment in the Fund to start with, that you reinvest dividends and distributions and that you earn a 5% return each year.  Finally, for each period, it assumes that you redeem all of your shares at the end of that period.  Again, this Example is hypothetical, and your actual expenses may be higher or lower.

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1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at www.allegiancefund.com within five to ten business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting the American Trust Allegiance Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-385-7003 and on the SEC’s website at www.sec.gov.

Investment Advisor

The Fund’s investment advisor, American Trust Investment Advisors, LLC, One Court Street, Lebanon, New Hampshire, 03766, is dedicated primarily to providing investment management services to the Fund.  The Advisor and its holding company, American Trust Company, provide investment management services to individual and institutional accounts with an aggregate value in excess of $129 million as of May 31, 2007.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended February 28, 2007, the Advisor received advisory fees of 0.50% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis of the Trust’s Board of Trustees’ (the “Board” or “Board of Trustees”) approval of the Fund’s investment advisory agreement is included in the Fund’s Annual Report dated February 28, 2007.

Paul H. Collins and Carey Callaghan are principally responsible for the management of the Fund’s portfolio, marketing and compliance and serve as co-portfolio managers.  Mr. Collins (who controls the Advisor) has been active in the investment field professionally for 30 years.  Mr. Collins is President of the Advisor and its holding company and has been managing portfolios of the clients of the holding company since its founding in 1991.   Mr. Callaghan has held the position of Chief Investment Officer at American Trust Company since September 2006.  He was previously with Goldman Sachs for eleven years and Lehman Brothers for eight years.  He served as both a research analyst and Research Director while at Goldman Sachs and Lehman Brothers and covered numerous industries.  He graduated from Dartmouth College in 1983 with a major in economics and environmental studies and received an M.B.A. in 1988 from Columbia University.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Shareholder Information

Share Price

Shares of the Fund are sold at net asset value (“NAV”) per share, which is calculated for the Fund as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

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In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

How to Purchase Shares of the Fund

There are several ways to purchase shares of the Fund. An account application, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “The American Trust Allegiance Fund.”

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-800-385-7003.

In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-385-7003 if you need assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

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You may Send Money to the Fund by Mail

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “The American Trust Allegiance Fund”) to:

Regular Mail	Overnight Delivery
The American Trust Allegiance Fund	The American Trust Allegiance Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

You may Wire Money to the Fund

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:       The American Trust Allegiance Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Fund, nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-800-385-7003.  Your bank may charge you a fee for sending a wire to the Fund.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Fund through certain brokers (and their agents, together “brokers”) that have made arrangements with the Fund.  An order placed with such a broker is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Advisor may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

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Minimum Investments

The minimum initial investment in the Fund is $2,500.  The minimum subsequent investment is $250.  However, if you are investing in an Individual Retirement Account (“IRA”), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively.

Subsequent Investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-800-385-7003.

When is Money Invested in the Fund?

If received by an authorized agent or Transfer Agent before 4:00 p.m., Eastern time, any money received for investment in the Fund, whether sent by check or by wire, is invested at the net asset value per share of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account).  The net asset value per share is calculated at the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time.  A check or wire received after the NYSE closes is invested as of the next calculation of the Fund’s net asset value per share.

What is the Price of the Fund?

The Fund’s net asset value per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding. The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value per share next calculated after your order is received and accepted.

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Retirement Plans

You may obtain prototype IRA plans from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic Investment Plan

You may make regular monthly investments in the Fund using the Automatic Investment Plan. In order to participate in the Automatic Investment Plan, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated net asset value per share. There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent five days prior to the effective date.  Once the initial minimum investment of $1,000 is made, the minimum monthly investment amount is $100.  A request to change bank information may require a signature guarantee.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  To establish the Automatic Investment Plan, an investor must complete the appropriate sections of the account application form.  For additional information on the Automatic Investment Plan, please call the Transfer Agent at 1-800-385-7003.

How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their next calculated net asset value per share on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.  IRA redemption requests must be made in writing.

Redemptions in Writing

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Regular Mail	Overnight Delivery
The American Trust Allegiance Fund	The American Trust Allegiance Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

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Redemptions by Telephone

If you complete the Redemption by Telephone portion of the Fund’s account application, you may redeem shares on any business day the NYSE is open by calling the Transfer Agent at 1-800-385-7003 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from redemption proceeds.  In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.

By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee.  Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

Signature Guarantees

A signature guarantee of each account owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account;
•	If a change of address requested has been received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $100,000 from any shareholder account; or
•	When establishing or modifying certain services on an account.

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In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not a signature guarantor.

When are Redemption Payments Made?

No redemption request will become effective until the Transfer Agent has received all documents in proper form.  Shareholders should contact the Transfer Agent at 1-800-385-7003 for further information concerning documentation required for redemption of Fund shares.

Redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 days.  This delay can be avoided by investing by wire to make your purchase.

Systematic Withdrawals

The Fund offers a Systematic Withdrawal Plan whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start this Plan, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50.  The Plan may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your systematic withdrawal plan should be provided to the Transfer Agent five days prior to the next withdrawal.  A withdrawal under the Systematic Withdrawal Plan involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

14

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found on page 8 under the heading titled, “Shareholder Information – Share Price.”

Other Information about Redemptions

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500.  If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

15

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio.  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

Taxes

Distributions made by the Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or qualified dividend income.  Distributions designated as capital gain dividends are taxable as capital gains regardless of the length of time shares of the Fund have been held.  You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

16

Distribution and Service Fees – Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

17

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance during past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by Tait, Weller & Baker LLP for the fiscal years ended February 29, 2004 through February 28, 2007 and by another independent registered public accounting firm for the prior year.  Tait, Weller & Baker LLP’s report and the Fund’s financial statements are included in the Fund’s annual report, which is available upon request.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2/28/07	2/28/06	2/28/05	2/29/04	2/28/03

Net asset value, beginning of year	$17.37	$16.04	$14.79	$10.94	$14.05

Income from investment operations:
Net investment income/(loss)	0.02	0.01	0.01	(0.04)	(0.04)
Net realized and unrealized gain/(loss)
on investments	1.24	1.33	1.24	3.89	(3.07)
Total from investment operations	1.26	1.34	1.25	3.85	(3.11)

Less distributions:
From net investment income	(0.01)	(0.01)	—	—	—
Total distributions	(0.01)	(0.01)	—	—	—

Net asset value, end of year	$18.62	$17.37	$16.04	$14.79	$10.94

Total return	7.25%	8.36%	8.45%	35.19%	(22.14)%

Ratios/supplemental data:
Net assets, end of year (thousands)	$20,707	$21,888	$23,556	$23,047	$18,347

Ratio of expenses to average net assets:
Before expense reimbursement	1.90%	1.85%	1.84%	1.79%	1.95%
After expense reimbursement	1.45%	1.45%	1.45%	1.45%	1.45%

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.36)%	(0.33)%	(0.33)%	(0.62)%	(0.83)%
After expense reimbursement	0.09%	0.07%	0.06%	(0.28)%	(0.33)%

Portfolio turnover rate	79.89%	27.09%	35.39%	108.15%	108.19%

18

Investment Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, New Hampshire 03766

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-385-7003

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

19

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•           Information we receive about you on applications or other forms;
•           Information you give us orally; and
•           Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and request third parties to treat your non-public information with the same degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

NOT A PART OF THE PROSPECTUS

20

The American Trust Allegiance Fund,
a series of Advisors Series Trust

For More Information

The Statement of Additional Information (“SAI”) for the Fund includes additional information about the Fund, which is incorporated by reference into this Prospectus.

The Fund’s Annual and Semi-Annual Reports to shareholders (the “Shareholder Reports”) contain additional information about the Fund’s investments.  The Annual Report includes a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year.

The SAI and shareholder reports are available free of charge upon request or on the Fund’s website at www.allegiancefund.com. To request them or other information, or to ask any questions, please call or write:

1-800-385-7003

The American Trust Allegiance Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

The SAI and other Fund information may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Call (202) 551-8090 for information about the Room’s operations.

Reports and other Fund information are also available on the EDGAR database on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, for duplicating fees, by writing to the SEC’s Public Reference Room at SEC Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

21

THE AMERICAN TRUST ALLEGIANCE FUND
A Series of Advisors Series Trust

Statement of Additional Information

Dated June 28, 2007

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Fund’s Prospectus dated June 28, 2007, as may be revised from time to time, (the “Prospectus”) of The American Trust Allegiance Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”).  American Trust Investment Advisors, LLC (the “Advisor”) is the investment advisor to the Fund.  A copy of the Prospectus may be obtained from the Fund at One Court Street, Lebanon, New Hampshire, 03766 or by calling 1-800-385-7003.

The Fund’s financial statements for the fiscal year ended February 28, 2007, are incorporated herein by reference to the Fund’s Annual Report dated February 28, 2007.  A copy of the Annual Report may be obtained without charge on the Fund’s website at http://www.allegiancefund.com or by calling or writing the Fund as shown above.

TABLE OF CONTENTS

The Trust	2

Investment Objective and Policies	2

Management	9

Investment Advisor and Other Services	14

Portfolio Transactions and Brokerage	20

Revenue Sharing Arrangement	21

Portfolio Turnover	21

Determination of Net Asset Value	21

Portfolio Holdings Information	23

Purchase and Redemption of Fund Shares	21

Tax Matters	27

Dividends and Distributions	29

Anti-Money Laundering Program	30

Proxy Voting Policy	31

General Information	31

Financial Statements	33

Appendix	34

THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996.  The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share.  This SAI relates only to the Fund, which is one series, or mutual fund, of the Trust, and not to any other mutual funds of the Trust.  As of the date of the SAI, shares of 19 other series mutual funds of the Trust are offered in separate prospectuses and statements of additional information.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Fund commenced operations on March 11, 1997.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company.  Such a registration does not involve supervision of the management or policies of the Fund.  The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to seek capital appreciation.

There is no assurance that the Fund will achieve its objective.  The discussion below supplements information contained in the Fund’s Prospectus as to investment policies of the Fund.

Diversification

The Fund is diversified.

Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund’s qualifying as a diversified mutual fund under applicable federal laws.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depository Receipts (“ADRs”) are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks. The Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Short-Term, Temporary, and Cash Investments

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Non-U.S. Investments and Currencies” below.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Investment Company Securities

The Fund may invest in shares of other investment companies.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions.  The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Government Obligations

The Fund may make short-term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Non-U.S. Investments and Currencies

The Fund may invest in securities of non-U.S. issuers (“foreign securities”) that are publicly traded in the United States.  The Fund may also invest up to 5% of its total assets in depositary receipts.

Depositary Receipts. Depositary Receipts (“DRs”) include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of depositary receipts.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. corporation.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

•
Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain non-U.S. countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many non-U.S. countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

•
Legal and Regulatory Matters.  Certain non-U.S. countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

•
Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders.

In considering whether to invest in the securities of a non-U.S. company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in non-U.S. companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

Borrowing

The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 5% of the value of its total assets at the time of such borrowings.

Risks of Investing in Small Companies

As stated in the Prospectus, the Fund may invest in securities of small companies.  Additional risks of such investments include the markets on which such securities are frequently traded.  In many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations.  When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.  Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests exclusively in larger, more established companies.  The Advisor’s research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

Investment Restrictions

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority,” as defined in the 1940 Act, of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund is diversified; i.e., as to 75% of the value of its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund’s position in any single issuer may not represent more than 10% of such issuer’s voting securities.  The Fund’s investment objective is also fundamental.

In addition, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 5% of its total assets (including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity futures contracts;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal law; or

2.
Invest in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”), all of whom are independent of the Advisor.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Age	Position(s) with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
Independent Trustees
Walter E. Auch ( age 86) 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant, Formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and former President of Paine Webber.	1	Director, Nicholas-Applegate Funds, Citigroup, Pimco Advisors LLP, Senele Group and UBS Capital Management.
Eric M. Banhazl (age 50) 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, U.S. Bancorp Fund Services, LLC, the Funds’ administrator, from July 2001 to August 2006; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”).	1	None.
James Clayburn LaForce (age 79) 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	1	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group, Arena Pharmaceuticals, and Cancervax.

Name, Address and Age	Position(s) with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
Donald E. O’Connor (age 71) 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Financial Consultant, formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	1	Independent Director, The Forward Funds.
George J. Rebhan (age 73) 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.	1	Trustee, E*TRADE Funds.
George T. Wofford III (age 68) 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	1	None.
Officers of the Trust

Eric M. Banhazl (see above)	President (Independent Trustee – see above.)	Indefinite term since February 1997.	See Above.	1	See Above.
Robert M. Slotky (age 60) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer	Indefinite term since September 2004	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, ICA (May 1997 – July 2001).	N/A	N/A
Douglas G. Hess (age 40) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	N/A	N/A

Name, Address and Age	Position(s) with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
Jeanine M. Bajczyk (age 42) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007
Assistant Vice President, Legal Compliance and Administration, U.S. Bancorp Fund Services, LLC since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC May 2005 to May 2006; Associate Counsel, Strong Financial Corporation January 2001 to May 2005.
				N/A	N/A

*
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Compensation

The Independent Trustees receive an annual trustee fee of $32,000 per year with no additional fee for special meetings.  This amount is allocated among each of the series comprising the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Paid to Trustees[2]
Walter E. Auch, Trustee	$1,253	None	None	$1,253
Eric M. Banhazl, Trustee	$0	None	None	$0
James Clayburn LaForce, Trustee	$1,285	None	None	$1,285
Donald E. O’Connor, Trustee	$1,360	None	None	$1,360
George J. Rebhan, Trustee	$1,377	None	None	$1,377
George T. Wofford III, Trustee	$1,283	None	None	$1,283
[1]	For the fiscal year ended February 28, 2007.
[2]	There are currently numerous different portfolios comprising the Trust. For the fiscal year ended February 28, 2007, trustees’ fees and expenses for the Trust were $173,777.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nomination Committee, the Qualified Legal Compliance Committee (“QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  The Audit Committee met once during the Fund’s fiscal year ended February 28, 2007 with respect to the Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Independent Trustees comprise the Nominating Committee.  The Nominating Committee did not meet during the Fund’s fiscal year ended February 28, 2007 with respect to the Fund.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC did not meet during the Fund’s fiscal year ended February 28, 2007 with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.  The Valuation Committee meets as needed.  The Valuation Committee did not meet during the Fund’s fiscal year ended February 28, 2007 with respect to the Fund.

Fund Shares Beneficially Owned by Trustees

As of December 31, 2006, Mr. Wofford, an Independent Trustee of the Trust, beneficially owned shares of the Fund with a total value, as of that date, between $1 and $10,000.  No other Trustee beneficially owned shares of the Fund as of December 31, 2006.

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, 10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Walter E. Auch, Independent Trustee	None	None
Eric M. Banhazl, Independent Trustee	None	None
James Clayburn LaForce, Independent Trustee	None	None
Donald E. O’Connor, Independent Trustee	None	None
George J. Rebhan, Independent Trustee	None	None
George T. Wofford III, Independent Trustee	$1 - $10,000	$1 - $10,000

Furthermore, as of December 31, 2006, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or any affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  As of May 31, 2007, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.  As of May 31, 2007, the following shareholder was considered to be either a control person or principal shareholder of the Fund:

Control Persons of the American Trust Allegiance Fund

Name and Address	% Ownership	Type of Ownership
Wachovia Bank NA 123 South Broad Street Philadelphia, PA 19109-1029	19.37%	Record

INVESTMENT ADVISOR AND OTHER SERVICES

Investment Advisor

Subject to the supervision of the Board of Trustees, investment management and related services are provided by American Trust Investment Advisors, LLC (the “Advisor”), One Court Street, Lebanon, New Hampshire, 03766, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).

Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund’s and Trust’s governing documents, including, without limitation, the Trust’s Agreement and Declaration of Trust and By-Laws; the Fund’s Prospectus, Statement of Additional Information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor.  In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code of 1986 (the “Code”), and other applicable law.

Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund’s assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust’s Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund’s securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund’s portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust’s Board of Trustees such periodic and special reports as the Board may reasonably request.  The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement.  Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust.  Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust’s Board of Trustees may desire and reasonably request.  With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund’s Prospectus, Statement of Additional Information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

As compensation for the Advisor’s services, the Fund pays it an advisory fee at the rate specified in the Prospectus. In addition to the fees payable to the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940

Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust’s Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, Prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the annual fund operating expenses table of the Prospectus.  Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

During the fiscal years indicated below, the Advisor earned the following amounts in advisory fees.  During these periods, the Advisor agreed to limit total Fund operating expenses to 1.45% of average net assets annually.  As a result, the Advisor waived some of its fees during these periods.

	Advisory Fees Paid During Fiscal Years Ended
	2/28/2007	2/28/2006	2/28/2005
Fees Accrued	$197,443	$210,776	$215,271
Fees and Expenses Waived by Advisor	$ 94,411	$ 88,350	$ 87,375
Total Fees Paid to Advisor	$103,032	$122,426	$127,896

The Advisor is wholly-owned by American Trust Company, a financial services holding company, which is controlled by Paul H. Collins, its President.

The Advisory Agreement will remain in effect for a period not to exceed two years.  Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days’ written notice to the Advisor.  The Advisory Agreement also may be terminated by the Advisor on 60 days’ written notice to the Trust.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Portfolio Managers

Mr. Paul Collins and Mr. Carey Callaghan are the portfolio managers responsible for the day-to-day management of the Fund.  The following tables show the number of other accounts managed by Mr. Collins and Mr. Callaghan and the total assets in the accounts managed within various categories.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Paul Collins	0	$0.00	0	$0.00	116	$101 million
Carey Callaghan	0	$0.00	0	$0.00	116	$101 million

Material Conflict of Interest.  Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, Mr. Collins and Mr. Callaghan will proceed in a manner that ensures that the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by Mr. Collins and Mr. Callaghan.  In such instances, securities will be allocated in accordance with the Advisor’s trade allocation policy.  Many of the same stocks are held in the Fund and American Trust Company’s client portfolios.  Execution priority on block trades for clients versus the Fund are generally alternated.

Compensation. Mr. Collins’ and Mr. Callaghan’s compensation is made up of a salary, bonus and retirement plan.  There are no performance-based compensation formulas.  Compensation is dependent on overall level of profitability of American Trust Investment Advisors, LLC and American Trust Company.

Securities Owned in the Fund by Portfolio Managers.  As of December 31, 2006, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
Carey Callaghan	None	None
Paul Collins	$500,001 to $1,000,000	$500,001 to $1,000,000

Service Providers

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), acts as administrator for the Fund.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For the fiscal years indicated below, the Fund paid the Administrator the following in fees.

Administration Fees Paid During Fiscal Years Ended
	2/28/2007	2/28/2006	2/28/2005
U.S. Bancorp Fund Services, LLC	$41,566	$44,373	$45,320

Custodian and Transfer Agent

U.S. Bank, National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Fund.  The Administrator also acts as the Fund’s transfer and shareholder service agent.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Custodian and the Fund’s Distributor are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103 is the independent registered public accounting firm for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services.  Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California, 94105 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.  The offering of the Fund’s shares is continuous.  The Distributor, Administrator and Custodian are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement was re-approved for a one-year period on December 13, 2006.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Board.  The Advisor’s primary consideration in effecting a securities transaction will be execution at the most favorable price.  In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis.  The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Advisor and the Board may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Fund.  The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either.  Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.  The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

Brokerage commissions were paid during the fiscal years indicated below in the following amounts.

Aggregate Brokerage Commissions Paid During Fiscal Years Ended
2/28/2007	2/28/2006	2/28/2005
$38,997	$14,396	$15,030

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets ( i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to the service fees and other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus. As of December 31, 2006, the Advisor did not have any revenue sharing arrangements.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Portfolio Transactions and Brokerage.”

The following table illustrates the portfolio turnover rate for the past two fiscal years.

Portfolio Turnover During Fiscal Years Ended
2/28/2007	2/28/2006
79.89%	27.09%

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) each business day.  The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.  However, the net asset value of the Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.  An example of how the Fund calculated its net asset value per share as of February 28, 2007 is as follows:

Net Asset Value	=	Net Asset Value Per Share
Shares Outstanding

$20,707,190	=	$18.62
1,112,213

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the “bid” and “asked” prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the “bid” and “asked” prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Fund. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at www.allegiancefund.com within five to ten business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently Tait, Weller & Baker LLP), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Fund’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Distributor or any affiliated person of the Fund.  No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are affected at the next-determined net asset value after receipt of the order by such agent before the Fund’s daily cutoff time.  Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Fund shares is the net asset value per share.  The Fund receives the net asset value.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”).  If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s public offering price.  Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares by federal wire to avoid any delay in redemption or transfer.  Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 days after the purchase date.  The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.  The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund

Send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next net asset value calculated after the Fund receives your request in proper form.  In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through Your Investment Representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.  If you sell shares having a net asset value in excess of $100,000 a signature guarantee is required.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required.  The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact the Transfer Agent for details.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not a signature guarantor.

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.    The telephone redemption privilege may be modified or terminated without notice.

In-Kind Purchases and Redemptions

Payment for shares of the Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold.  If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

TAX MATTERS

The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year and calendar year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its distributions will be sufficient to prevent it from being subject to all applicable taxes.  In addition, the Board may elect to pay such income or excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund’s assets or 10% or the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).  As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code.  If the Fund is unable to meet certain requirements of the Code, it will be subject to taxation as a corporation.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.  Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service (“IRS”) with respect to distributions and payments made to the shareholder.  In addition, the Fund will be required to withhold a certain percentage of federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the new account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus.  In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the “dividends received” deduction to the extent the Fund designates the amount distributed as a qualifying dividend.  Availability of the deduction is subject to certain holding period and debt-financing limitations.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a “dealer” in securities must generally “mark to market” at the end of its taxable year all securities which it owns.  The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment.  The “mark to market” rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired.  The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the “mark to market” rules.  Shares of the Fund held by a dealer in securities will be subject to the “mark to market” rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

Redemptions of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares.  Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period.  All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment.  Foreign taxes may apply to non-U.S. investors.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund.  The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof.  Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 28% on certain payments received from the Fund.  Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund will generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income or qualified dividend income.  If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  The maximum capital gains rate for individuals is 15% with respect to assets held for more than 12 months.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Any dividend or distribution paid by the Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend of distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures which underscores the Advisor’s concern that all proxies voting decisions be made in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor. This policy is intended to serve as a guideline and to further the economic value of each security held by the Fund.  There will be regular review of this policy.  Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party.  If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by that client’s account.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30.  The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-800-385-7003 and on the SEC’s web site at www.sec.gov.

GENERAL INFORMATION

The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series.  Unless each series is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

FINANCIAL STATEMENTS

The Annual Report for the Fund for the fiscal year ended February 28, 2007 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX

Description of Ratings

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Corporation: Corporate Bond Ratings

AAA -- This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1-highest quality; Prime 2-higher quality; Prime 3-high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment.  Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1.  Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

PART C
(The American Trust Allegiance Fund)

OTHER INFORMATION

Item 23.  Exhibits

(a)
Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and is incorporated herein by reference.

(b)	Amended and Restated Bylaws dated June 27, 2002, was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 30, 2003, and is incorporated herein by reference.

(e)	Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)	Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(ii)	Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(iii)	Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(iv)	Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 30, 2003, and is incorporated herein by reference.

(v)	Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2004, and is incorporated herein by reference.

(i)	Opinion of Counsel was previously filed with the Registration Statement on Form N-1A (File No. 333-17391 on June 27, 2000, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	Rule 12b-1 Plan is not applicable.

(n)	Rule 18f-3 Plan is not applicable.

(o)	Reserved.

(p)
           (i) Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on January 28, 2005, and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Advisor

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 9, 2007.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
Allied Asset Advisors Funds	The Kensington Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Professionally Managed Portfolios

The Glenmede Portfolios	Prudent Bear Funds, Inc.
Greenspring Fund	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Rockland Trust
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant

James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)	Not applicable.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Advisor	American Trust Investment Advisors, LLC One Court Street Lebanon, New Hampshire 03766

Item 29.  Management Services Not Discussed in Parts A and B

Not Applicable.

Item 30.  Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this registration statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 22nd day of June, 2007.

ADVISORS SERIES TRUST

By: Eric M. Banhazl*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on June 22, 2007.

Signature	Title
Eric M. Banhazl*	President and Trustee
Eric M. Banhazl

Walter E. Auch*	Trustee
Walter E. Auch

Donald E. O’Connor*	Trustee
Donald E. O’Connor

George T. Wofford III*	Trustee
George T. Wofford III

George J. Rebhan*	Trustee
George J. Rebhan

James Clayburn LaForce*	Trustee
James Clayburn LaForce

/s/ Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer
Douglas G. Hess

* /s/ Douglas G. Hess Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j